Condensed Financial Information of the Parent Company (Tables)	6 Months Ended
Mar. 31, 2022
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets
	March 31, 2022	September 30, 2021
ASSETS
Cash	$51,585	$110,393
Short-term investments	14,344,092	13,725,204
Total current assets	14,395,677	13,835,597

Non-current assets
Investment in subsidiaries	$46,762,605	$45,098,756

Total assets	$61,158,282	$58,934,353

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.003125 par value, 100,000,000 shares authorized, 21,750,000 shares and 21,750,000 shares issued and outstanding as of March 31, 2022 and September 30, 2021, respectively	67,969	67,969
Additional paid-in capital	29,279,159	29,279,159
Retained earnings	29,230,201	27,498,466
Accumulated other comprehensive income	2,580,953	2,088,759
Total shareholders’ equity	61,158,282	58,934,353

Total liabilities and shareholders’ equity	$61,158,282	$58,934,353

Schedule of parent company statements of income and comprehensive income
	For the six months ended March 31,
	2022	2021
Operating costs and expenses:
General and administrative expenses	$(357,811)	$-

Other income (expenses):
Income from short-term investments	696,430	-
Other expenses	(215)	(4,825)

Equity in earnings of subsidiaries	1,393,331	7,152,623

Net income	1,731,735	7,147,798
Foreign currency translation adjustments	492,194	797,643
Comprehensive income attributable to the Company	$2,223,929	$7,945,441

Schedule of parent company statements of cash flows
	For the six months ended March 31,
	2022	2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$1,731,735	$7,147,798
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	(1,393,331)	(7,152,623)
Short-term investment income	(696,430)	-
Net cash used in operating activities	(358,026)	(4,825)

CASH FLOWS FROM FINANCING ACTIVITIES:
Net proceeds from issuance of ordinary shares in IPO	-	21,941,916
Cash lent to subsidiaries	-	(237,108)
Cash repayment from subsidiaries	299,592	-
Net cash provided by financing activities	299,592	21,704,808

EFFECT OF CHANGES OF FOREIGN EXCHANGE RATES ON CASH	(374)	(396,314)

CHANGES IN CASH	(58,808)	21,303,669

CASH, beginning of period	110,393	-

CASH, end of period	$51,585	$21,303,669